Segment information - Results by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			4
Segment Reporting Information [Line Items]
Total operating revenues	$ 277	$ 321	$ 598	$ 623
Depreciation	82	104	182	212
Amortization of intangibles	0	38	0	73
Operating loss - Net loss
Operating loss	(88)	(73)	(1,372)	(144)
Unallocated items:
Total financial items and other	(90)	(163)	(374)	(370)
Income taxes	(5)	30	(2)	12
Net loss	(183)	(206)	(1,748)	(502)
Drilling units	5,077		5,077		$ 6,401
Investments in associated companies	257		257		389
Cash and restricted cash	1,020	1,469	1,020	1,469	1,357	$ 2,003
Other assets	183		183		217
Total assets	7,291		7,291		9,279
Drilling units - capital expenditures	51	40	85	64
Floaters
Segment Reporting Information [Line Items]
Total operating revenues	121	172	245	353
Depreciation	63	85	143	172
Amortization of intangibles	0	27	0	51
Operating loss - Net loss
Operating loss	(68)	(80)	(1,353)	(161)
Unallocated items:
Drilling units - capital expenditures	40	29	68	41
Jack-ups
Segment Reporting Information [Line Items]
Total operating revenues	82	89	172	172
Depreciation	18	17	36	36
Amortization of intangibles	0	10	0	21
Operating loss - Net loss
Operating loss	16	4	21	18
Unallocated items:
Drilling units - capital expenditures	3	10	8	16
Management contracts
Segment Reporting Information [Line Items]
Total operating revenues	74	59	179	96
Depreciation	1	2	3	4
Amortization of intangibles	0	1	0	1
Operating loss - Net loss
Operating loss	(31)	8	(32)	10
Other
Segment Reporting Information [Line Items]
Total operating revenues	0	1	2	2
Operating loss - Net loss
Operating loss	(5)	(5)	(8)	(11)
Unallocated items:
Drilling units - capital expenditures	8	$ 1	9	$ 7
Segment Reconciling Items
Unallocated items:
Investments in associated companies	257		257		389
Marketable securities	5		5		11
Cash and restricted cash	1,020		1,020		1,357
Other assets	932		932		1,121
Operating Segments
Unallocated items:
Drilling units	5,077		5,077		6,401
Operating Segments | Floaters
Unallocated items:
Drilling units	3,860		3,860		5,144
Operating Segments | Jack-ups
Unallocated items:
Drilling units	1,064		1,064		1,104
Operating Segments | Other
Unallocated items:
Drilling units	$ 153		$ 153		$ 153